Information about financial instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying amount
Total financial assets	$ 17,621,000	$ 67,760,000	$ 15,182,000
Total current	16,778,000	67,024,000	14,391,000
Total non-current	843,000	736,000	791,000
Fair value
Total financial assets	17,621,000	67,760,000	15,182,000
Total current	16,778,000	67,024,000	14,391,000
Total non-current	843,000	736,000	791,000
Carrying amount
Total financial liabilities	87,147,000	22,548,000	98,448,000
Total current	81,828,000	16,682,000	92,484,000
Total non-current	5,319,000	5,866,000	4,486,000
Fair value
Total financial liabilities	87,147,000	22,548,000	98,281,000
Total current	81,828,000	16,682,000	92,317,000
Total non-current	5,319,000	5,866,000	4,486,000
Convertible debt
Carrying amount
Total financial liabilities		0	3,000
Fair value
Total financial liabilities	10,800,000	0	3,000
Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets	13,386,000
Fair value
Total financial assets	13,386,000	62,093,000	5,705,000
Lease liability
Carrying amount
Total financial liabilities	1,826,000	1,772,000	3,116,000
Fair value
Total financial liabilities	1,826,000	1,772,000	3,116,000
Interest-bearing loans and borrowings: | Interest-bearing receivables financing
Carrying amount
Total financial liabilities	0	3,742,000	9,544,000
Fair value
Total financial liabilities	0	3,742,000	9,544,000
Interest-bearing loans and borrowings: | Convertible debt
Carrying amount
Total financial liabilities	56,422,000	0	52,278,000
Fair value
Total financial liabilities	56,422,000	0	52,111,111
Interest-bearing loans and borrowings: | Venture debt
Carrying amount
Total financial liabilities	0	0	8,922,000
Fair value
Total financial liabilities	0	0	8,922,000
Interest-bearing loans and borrowings: | Government loans
Carrying amount
Total financial liabilities	979,000	2,419,000	5,815,000
Fair value
Total financial liabilities	979,000	2,419,000	5,815,000
Interest-bearing loans and borrowings: | Research project financing
Carrying amount
Total financial liabilities	5,679,000	8,403,000	2,489,000
Fair value
Total financial liabilities	5,679,000	8,403,000	2,489,000
Trade and other payables (current and non current) | Trade and other payables (current and non current)
Carrying amount
Total financial liabilities	10,457,000	6,106,000	16,281,000
Fair value
Total financial liabilities	10,457,000	6,106,000	16,281,000
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial liabilities	0	106,000	0
Fair value
Total financial liabilities	0	106,000	0
Financial instruments at fair value through other comprehensive income | Contingent Consideration Liability
Carrying amount
Total financial liabilities	984,000	0	0
Fair value
Total financial liabilities	984,000	0	0
Trade and other receivables | Trade receivables and contract assets
Carrying amount
Total financial assets	3,376,000	4,931,000	8,612,000
Fair value
Total financial assets	3,376,000	4,931,000	8,612,000
Deposits and other receivables | Deposits
Carrying amount
Total financial assets	434,000	383,000	431,000
Fair value
Total financial assets	434,000	383,000	431,000
Other financial assets | Long-term investments
Carrying amount
Total financial assets	409,000	353,000	360,000
Fair value
Total financial assets	409,000	353,000	360,000
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial assets	16,000	0	74,000
Fair value
Total financial assets	$ 16,000	0	74,000
Cash, cash equivalents and short-term investments | Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets		$ 62,093,000	$ 5,705,000